Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com
Christopher J. Zimmerman
202.419.8402
czimmerman@stradley.com
1933 Act Rule 485(a)(2)
1933 Act File No. 033-72416
1940 Act File No. 811-08200

July 22, 2024
VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Re:	Bridgeway Funds, Inc. (the “Registrant”)
File Nos. 033-72416 and 811-08200
Rule 485(a) filing

Ladies and Gentlemen:
Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system is Post-Effective Amendment No. 64 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. This Amendment is being filed to add a new series of shares to the Registrant, designated as the Global Opportunities Fund (the “Fund”).

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Fund.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series of shares.

Please direct questions and comments relating to this filing to me at the above number or, in my absence, to Conor Courtney, Esquire, at (202) 292-4521.

Sincerely,

/s/ Christopher Zimmerman
Christopher Zimmerman, Esquire

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